Acquisition Activity - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Mar. 23, 2018	Jul. 31, 2017
Gibraltar Private Bank & Trust Company
Assets
Cash and cash equivalents		$ 102,575
Investment securities		19,169
Equity securities		27,519
Loans		1,447,475
Core deposit intangible assets		18,529
Other assets		12,005
Total assets acquired		1,627,272
Liabilities
Deposit liabilities		1,064,803
Long-term borrowings		405,107
Deferred tax liability, net		1,761
Other liabilities		5,187
Total liabilities assumed		$ 1,476,858
Sabadell United
Assets
Cash and cash equivalents			$ 318,819
Investment securities			964,123
Loans	$ 4,000,000		4,030,777
Core deposit intangible assets			66,600
Deferred tax asset, net			44,480
Other assets			92,820
Total assets acquired			5,517,619
Liabilities
Deposit liabilities			4,382,780
Short-term borrowings			520,539
Other liabilities			35,143
Total liabilities assumed			$ 4,938,462